CONSOLIDATED STATEMENTS OF EQUITY - CAD ($) $ in Millions	Capital stock	Retained earnings (deficit)	Accumulated other comprehensive loss	Equity attributable to non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2016			$ (83.9)
Net income					$ 939.8
Other comprehensive income (loss)			42.1		42.1
Equity at end of period (Previously reported) at Dec. 31, 2017	$ 132.4	$ 1,844.9	(41.8)	$ 0.6	1,936.1
Equity at end of period (Increase (decrease) due to application of IFRS 16) at Dec. 31, 2017		(15.6)			(15.6)
Equity at end of period at Dec. 31, 2017	132.4	1,829.3	(41.8)	0.6	1,920.5
Net income		653.7			653.7
Other comprehensive income (loss)			(20.2)		(20.2)
Corporate reorganization	3,776.2	(3,776.2)
Reduction of paid-up capital	(2,588.1)				(2,588.1)
Dividends		(113.0)		(0.2)	(113.2)
Equity at end of period at Dec. 31, 2018	1,320.5	(1,406.2)	(62.0)	0.4	(147.3)
Net income		833.1		0.1	833.2
Other comprehensive income (loss)			13.3		13.3
Issuance of common shares	153.3				153.3
Reduction of paid-up capital	(465.0)				(465.0)
Dividends		(266.0)			(266.0)
Equity at end of period at Dec. 31, 2019	$ 1,008.8	$ (839.1)	$ (48.7)	$ 0.5	$ 121.5